Note 16 - Equity (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 13, 2013	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013
Note 16 - Equity (Details) [Line Items]
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)			$ 66.56	$ 38.30
Dividends Payable, Amount Per Share (in Dollars per share)	$ 66.56		$ 10.89
Dividends, Cash	$ 68,000,000		$ 68,000,000
Dividends Payable			16,144,614			682,033	98,685,000
Dividends	98,685,000		67,995,704	56,786,652
Number of Subscriptions Received from Investors		294,685
Common Stock, Shares Authorized (in Shares)		173,305	4,000,000	4,000,000		4,000,000
Stock Issued During Period, Shares, New Issues (in Shares)		192,641
Percentage of Basic Subscriptions Allocated to Shareholders		100.00%
Proceeds from Issuance of Common Stock		9,961,476			9,961,476
Adjustments to Additional Paid in Capital, Other				6,436
Additional Shares [Member] | Rights [Member]
Note 16 - Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					19,336
Additional Shares [Member]
Note 16 - Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		19,336
Meet Minimum REIT Distribution Requirement [Member]
Note 16 - Equity (Details) [Line Items]
Dividends Payable			16,145,000
Rights [Member] | Minimum [Member]
Note 16 - Equity (Details) [Line Items]
Common Stock, Value, Subscriptions					9,210,000
Rights [Member] | Maximum [Member]
Note 16 - Equity (Details) [Line Items]
Common Stock, Value, Subscriptions					10,210,000
Rights [Member]
Note 16 - Equity (Details) [Line Items]
Number of Subscriptions Received from Investors					294,685
Common Stock, Shares Authorized (in Shares)					173,305
Stock Issued During Period, Shares, New Issues (in Shares)					192,641
Percentage of Basic Subscriptions Allocated to Shareholders					100.00%
Proceeds from Issuance of Common Stock					9,961,476
Increase Common Stock Balance					192,641
Adjustments to Additional Paid in Capital, Other					9,768,835
Minimum [Member]
Note 16 - Equity (Details) [Line Items]
Common Stock, Value, Subscriptions		9,210,000
Maximum [Member]
Note 16 - Equity (Details) [Line Items]
Common Stock, Value, Subscriptions		10,210,000
GSD LLC [Member]
Note 16 - Equity (Details) [Line Items]
Dividends, Equity Ownership Interest			$ 30,685,000